Fair Value Measurements (Fair Value Measurements by Level of Valuation Inputs) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Securities available for sale	$ 126,046	$ 122,338
Impaired loans	8,049	7,662
Other real estate owned	281	428
Obligations of U.S. Government agencies and corporations [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Securities available for sale	78,278	72,817
Obligations of State and Political Subdivisions [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Securities available for sale	41,932	45,976
Parent Company [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Securities available for sale	1,127	954
Measured at Fair Value on a Recurring Basis [Member] | Obligations of U.S. Government agencies and corporations [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Securities available for sale	78,278	72,817
Measured at Fair Value on a Recurring Basis [Member] | Obligations of State and Political Subdivisions [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Securities available for sale	41,932	45,976
Measured at Fair Value on a Recurring Basis [Member] | Mortgage-backed securities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Securities available for sale	4,469	2,526
Measured at Fair Value on a Recurring Basis [Member] | Equity securities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Securities available for sale	1,367	1,019
Measured at Fair Value on a Recurring Basis [Member] | (Level 1) Quoted Prices in Active Markets for Identical Assets [Member] | Equity securities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Securities available for sale	1,367	1,019
Measured at Fair Value on a Recurring Basis [Member] | (Level 2) Significant Other Observable Inputs [Member] | Obligations of U.S. Government agencies and corporations [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Securities available for sale	78,278	72,817
Measured at Fair Value on a Recurring Basis [Member] | (Level 2) Significant Other Observable Inputs [Member] | Obligations of State and Political Subdivisions [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Securities available for sale	41,932	45,976
Measured at Fair Value on a Recurring Basis [Member] | (Level 2) Significant Other Observable Inputs [Member] | Mortgage-backed securities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Securities available for sale	4,469	2,526
Measured at Fair Value on a Non-Recurring Basis [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Impaired loans	3,300	2,056
Other real estate owned	50	50
Mortgage servicing rights	167	98
Measured at Fair Value on a Non-Recurring Basis [Member] | (Level 3) Significant Other Unobservable Inputs [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Impaired loans	3,300	2,056
Other real estate owned	50	50
Mortgage servicing rights	167	98
Impaired Loans [Member] | Measured at Fair Value on a Non-Recurring Basis [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Impaired loans	3,300	2,056
Other Real Estate Owned [Member] | Measured at Fair Value on a Non-Recurring Basis [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Other real estate owned	50	50
Mortgage Servicing Rights [Member] | Measured at Fair Value on a Non-Recurring Basis [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Mortgage servicing rights	$ 167	$ 98